UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street Jeffersonville, IN	47130

(Address of principal executive offices)	(Zip code)
BISYS Fund Services 3435 Stelzer Road Columbus OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-858-6127
Date of fiscal year end: June 30, 2007
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

portfolio of investments
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (98.4%)
Advertising ( 1.1%)
318,900	Interpublic Group of Cos., Inc.(a)	$3,925,659
6,600	Live Nation, Inc.(a) (L)	145,596
60,600	Omnicom Group, Inc.	6,204,228
7,663	PagesJaunes SA	166,660

		10,442,143

Aerospace/Defense ( 0.1%)
3,000	Armor Holdings, Inc.(a) (L)	201,990
29,700	Empresa Brasileira de Aeronautica SA (b)	341,151
12,700	Empresa Brasileira de Aeronautica SA - ADR (c)(L)	582,422

		1,125,563

Automotive ( 1.4%)
5,500	Bayerische Motoren Werke AG	323,788
29,400	BorgWarner, Inc.	2,217,348
14,000	DaimlerChrysler AG	1,149,386
52,500	Goodyear Tire & Rubber Co. (a) (L)	1,637,475
80,600	Honda Motor Co. Ltd. (L)	2,810,522
26,000	NGK Spark Plug Co.	485,600
80,100	Nissan Motors	856,906
14,550	Noble International, Ltd.	244,149
300	Renault SA	34,836
31,400	Suzuki Motor Corp.	813,857
13,280	Tenneco Automotive, Inc.(a) (L)	338,109
81,400	TRW Automotive Holdings Corp. (a)	2,834,348
2,400	Volkswagen AG PFD	245,331

		13,991,655

Banks ( 6.5%)
31,842	ABN AMRO Holdings NV	1,365,547
52,700	ABSA Group, Ltd.	1,014,443
111,008	Akbank Turk Anonim Sirketi	745,397
73,543	Banca Intesa Spa	556,484
77,900	Banco Bilbao Vizcaya	1,905,741
52,600	Banco Santander Central Hispano SA	935,348
377,291	Bank of America Corp.	19,249,387
101,400	Bank of East Asia Ltd.	589,807
8,000	Bank of Yokohama Ltd.	59,563
8,500	Bankunited Financial Corp.(L)	180,285
6,600	Banque Nationale de Paris	686,872
16,500	Barclays PLC	233,301
104,000	BOC Hong Kong (Holdings) Ltd.	252,087
3,500	Canadian Imperial Bank of Commerce	304,027
12,200	City Holding Co.(L)	493,490
45,400	Comerica, Inc.	2,684,048
6,409	Commerzbank AG	282,784
6,350	Credit Suisse Group	453,683
22,800	Depfa Bank PLC	406,650
4,000	Deutsche Bank AG	536,734
2,000	Downey Financial Corp. (L)	129,080
8,800	East West Bancorp, Inc. (L)	323,576
8,200	Farmers Capital Bank Corp. (L)	240,916
2,720	First Citizens Bancshares, Inc., Class A, (L)	546,720
5,600	First Community Bancorp (L)	316,624
7,000	First Regional Bancorp(a) (L)	207,900
14,400	Fortis	655,112
4,600	Home Bancshares, Inc. (L)	101,430
27,300	HSBC Holdings PLC	476,219
10,400	International Bancshares Corp. (L)	308,568
48,056	JPMorgan Chase & Co.	2,324,949
2,600	Kazkommertsbank(a)	50,440
22,162	Kookmin Bank — ADR	1,997,904
22,300	Lloyds TSB Group PLC	244,901
6,432	Macquarie Bank Ltd.	429,843
66	Mitsubishi Tokyo Financial Group, Inc.	743,520
72	Mizuho Financial Group, Inc.	462,883
841,500	PT Bank Mandiri	230,674
1,900	Raiffeisen International Bank Holding AG	266,497
41,100	Royal Bank of Scotland Group PLC	1,599,122
3,570	SCBT Financial Corp. (L)	129,448
2,800	Signature Bank(a)	91,112
3,780	Societe Generale	650,888
29,300	Standard Bank	431,768
10,300	Standard Chartered PLC	295,717
267	Sumitomo Mitsui Financial Group	2,419,871
80,001	Turkiye Garanti Bankasi AG	361,015
257,500	U.S. Bancorp	9,004,775
28,000	United Overseas Bank Ltd.	387,326
43,100	Wachovia Corp.	2,372,655
70,400	Wells Fargo & Co.	2,423,872
5,700	West Coast Bancorp (L)	182,229

		63,343,232

Chemicals ( 1.0%)
1,600	Akzo Nobel NV	121,068
6,900	CF Industries Holdings, Inc. (L)	265,995
6,200	Innospec, Inc. (L)	357,368
132,100	Lyondell Chemical Co.	3,959,037
57,000	Mosaic Co., Inc.(a) (L)	1,519,620
6,600	Nitto Denko Corp.	309,148
16,600	Om Group, Inc.(a) (L)	741,688
7,500	Pioneer Cos., Inc.(a) (L)	207,300
8,800	Potash Corp. of Saskatchewan, Inc.	1,404,612
27,700	Symyx Technologies, Inc(a)	490,844
22,000	Tokuyama Corp.	383,873
22,100	US BioEnergy Corp.(a)	253,487
4,300	W.R. Grace & Co.(a) (L)	113,606

		10,127,646

Commercial Services ( 2.4%)
15,369	Aaron Rents, Inc. (L)	406,356
136,600	Accenture Ltd., Class A	5,264,564
1,600	Advisory Board Co.(a)	80,992
4,700	AMN Healthcare Services, Inc.(a) (L)	106,314
19,900	Avis Budget Group Inc.(a)	543,668
39,001	Brambles Ltd.(a)	428,676
2,700	Corporate Executive Board Co.	205,092
16,590	CSG Systems International, Inc.(a) (L)	415,082
3,900	Dollar Financial Corp.(a)	98,670
119,200	IAC/InterActiveCorp(a)	4,495,032
8,600	Jackson Hewitt Tax Service, Inc.	276,748
21,400	Manpower, Inc.	1,578,678
10,700	McGrath Rentcorp (L)	338,869
83,100	Move, Inc.(a)	460,374
3,100	New Oriental Education & Technology Group — ADR(a)	125,643
4,300	Steiner Leisure Ltd.(a)	193,414
1,200	Strayer Education, Inc.	150,000
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Commercial Services (cont.):
4,300	Travelzoo, Inc.(a) (L)	$158,111
4,900	Vertrue, Inc.(a) (L)	235,739
7,200	Watson Wyatt & Co. Holdings (L)	350,280
203,128	Western Union Co.	4,458,660
181,800	Xerox Corp.(a)	3,070,602

		23,441,564

Computer Services and Software ( 6.9%)
38,000	Actuate Corp.(a) (L)	198,360
8,100	Advent Software, Inc.(a) (L)	282,447
32,900	Affiliated Computer Services Inc., Class A(a) (L)	1,937,152
4,800	Agilysys, Inc. (L)	107,856
2,020	ANSYS, Inc.(a) (L)	102,555
60,500	Apple Computer, Inc.(a)	5,621,055
39,900	Automatic Data Processing, Inc.	1,931,160
28,400	Avocent Corp.(a) (L)	765,948
5,800	Belden CDT, Inc. (L)	310,822
34,100	BMC Software, Inc.(a)	1,049,939
30,200	Brocade Communications Systems, Inc.(a)	287,504
258,300	Cisco Systems, Inc.(a)	6,594,399
6,600	Comsys IT Partners, Inc.(a) (L)	131,340
5,400	Covansys Corp.(a) (L)	133,272
5,400	Dassault Systemes SA	289,295
14,920	DST Systems, Inc.(a) (L)	1,121,984
1,200	FactSet Research Systems, Inc.	75,420
267,400	Hewlett Packard Co.	10,733,436
23,100	Infosys Technologies Ltd.	1,160,775
8,700	Infousa, Inc.	83,694
100,300	International Business Machines Corp.	9,454,278
31,300	Intuit, Inc.(a)	856,368
24,100	Jack Henry & Associates, Inc. (L)	579,605
23,790	Komag, Inc.(a) (L)	778,647
11,569	L-1 Identity Solutions, Inc.(a) (L)	191,004
782,000	Lenovo Group Ltd.	286,227
7,700	Manhattan Associates, Inc.(a) (L)	211,211
3,500	Mantech International Corp., Class A(a) (L)	116,935
283,500	Microsoft Corp.	7,901,145
3,870	Microstrategy, Inc.(a) (L)	489,129
391,300	Oracle Corp.(a)	7,094,269
8,760	Parametric Technology Corp.(a) (L)	167,228
8,000	Quest Software, Inc.(a)	130,160
17,100	Radyne Corp.(a) (L)	155,952
75,700	Red Hats, Inc.(a)	1,735,801
9,200	SAP AG	409,115
12,000	Sonic Solutions(a) (L)	169,200
9,070	Sybase, Inc.(a)	229,290
12,500	Sykes Enterprises, Inc.(a) (L)	228,000
8,200	Syntel, Inc. (L)	284,130
8,600	TALX Corp. (L)	284,918
23,800	THQ, Inc.(a) (L)	813,722
12,000	Trend Micro, Inc.	327,291
44,500	Unisys Corp.(a)	375,135
25,830	United Online, Inc.	362,395
86,300	Wind River Systems, Inc.(a)	857,822

		67,407,390

Construction and Building Materials ( 1.3%)
16,000	AGCO Corp.(a) (L)	591,520
4,000	Armstrong World Industries, Inc.(a)	203,400
31,030	Bouygues SA	2,389,274
7,200	Cemex SAB de CV — ADR	235,800
3,600	Ceradyne, Inc.(a) (L)	197,064
18,581	CRH PLC	790,912
2,900	Grupo Ferrovial SA	292,389
20,100	Gujarat Ambuja Cement Ltd. — ADR	49,044
70,600	Gujarat Ambuja Cements Ltd. — GDR (b)	173,309
9,641	Holcim Ltd.	961,335
46,000	Jacobs Engineering Group, Inc.(a)	2,145,900
3,400	Lafarge SA	532,598
1,062	Orascom Construction Industries — GDR (b)	106,639
5,600	Orascom Construction Industries — GDR(b)	562,315
6,900	Quanex Corp. (L)	292,215
39,063	Rinker Group Ltd.	569,427
34,700	Stanley Works	1,920,992
3,600	Washington Group International, Inc.(a)	239,112

		12,253,245

Consumer Products ( 4.1%)
60,309	Amcor Ltd.	367,726
7,200	Blyth, Inc.	151,992
11,700	Central Garden & Pet Co., Class A(a) (L)	171,990
36,000	Cintas Corp.	1,299,600
11,800	Clorox Co.	751,542
93,100	Coach, Inc.(a)	4,659,655
18,900	Colgate-Palmolive Co.	1,262,331
27,900	Crocs, Inc.(a) (L)	1,318,275
3,700	Deckers Outdoor Corp.(a) (L)	262,774
24,800	Energizer Holdings, Inc.(a)	2,116,184
65,100	General Mills, Inc.	3,790,122
9,200	Harman International Industries, Inc.	883,936
12,200	Herman Miller, Inc.	408,578
77,200	Kimberly-Clark Corp.	5,287,428
29,000	Knoll, Inc.	691,070
6,000	L’OREAL SA	652,700
74,000	Li & Fung Ltd.	232,499
8,600	Mannatech, Inc. (L)	138,116
72,000	Mattel, Inc.	1,985,040
34,800	Newell Rubbermaid, Inc.	1,081,932
40,280	NIKE, Inc., Class B	4,280,153
2,600	Nintendo Co.	754,277
60,922	Procter & Gamble Co.	3,847,834
40,600	Skechers U.S.A., Inc., Class A(a) (L)	1,362,942
34,400	Spectrum Brands, Inc.(a) (L)	217,752
12,900	Stride Rite Corp. (L)	198,531
63,800	Tempur-Pedic International, Inc. (L)	1,658,162
37,000	Toto Ltd.	370,125

		40,203,266

Diversified Operations ( 2.5%)
7,100	Acuity Brands, Inc. (L)	386,524
32,000	Capitaland Ltd.	168,643
52,100	Dover Corp.	2,543,001
46,200	First Data Corp.	1,242,780
410,500	General Electric Co.	14,515,280
6,080	Harsco Corp.	272,749
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Diversified Operations (cont.):
51,500	IOI Corp. Berhad	$329,326
22,100	Martha Stewart Living Omnimedia, Inc., Class A (L)	375,921
47,100	Mitsubishi Corp.	1,091,127
12,000	Mitsui & Co., Ltd.	223,615
4,400	Rofin-Sinar Technologies, Inc.(a) (L)	260,392
9,500	Shin-Etsu Chemical Co., Ltd.	578,562
71,000	Sumitomo Corp.	1,274,945
73,000	Swire Pacific Ltd., Class A	819,332

		24,082,197

Electronics ( 4.5%)
13,600	Advanced Energy Industries, Inc.(a) (L)	286,144
8,100	Altera Corp.(a)	161,919
28,900	Amkor Technology, Inc.(a) (L)	360,672
62,400	Arm Holdings PLC	163,979
13,939	AU Optronics Corp. — ADR (L)	199,328
7,800	Benchmark Electronics, Inc.(a) (L)	161,148
30,300	Cirrus Logic, Inc.(a) (L)	232,098
8,500	Eagle Test Systems, Inc.(a) (L)	141,440
182,900	EMC Corp.(a)	2,533,165
136,200	Emerson Electric Co.	5,868,858
17,200	Emulex Corp.(a)	314,588
5,800	Fanuc Co., Ltd.	538,929
475,000	Flextronics International Ltd.(a)	5,196,500
5,500	Hirose Electric Co., Ltd.	660,130
38,822	Hon Hai Precision Industry Co., Ltd.	520,879
13,000	Hutchinson Technology, Inc.(a) (L)	303,550
8,000	Hynix Semiconductor, Inc.(a)	275,715
2,800	Ibiden Co. Ltd.	144,941
6,200	II-Vi Inc(a) (L)	209,870
9,800	Intersil Corp., Class A	259,602
101,200	Lam Research Corp.(a)	4,790,808
101,200	Lattice Semiconductor Corp.(a)	592,020
64,100	MEMC Electronic Materials, Inc.(a)	3,883,178
7,300	Mentor Graphics Corp.(a) (L)	119,282
4,000	MKS Instruments, Inc.(a) (L)	102,080
31,500	Nippon Electric Glass Co., Ltd.	550,970
44	Nippon Telegraph & Telephone Corp.	232,187
25,800	Nvidia Corp.(a)	742,524
109,800	ON Semiconductor Corp.(a) (L)	979,416
2,400	QLogic Corp.(a)	40,800
3,700	Rohm Co., Ltd.	335,025
2,634	Samsung Electronics Co., Ltd. — GDR (c)	801,395
102,900	Solectron Corp.(a)	324,135
8,200	Sony Corp.	416,043
20,200	Spansion, Inc.(a) (L)	246,238
23,500	Synopsis, Inc.(a)	616,405
167,916	Taiwan Semiconductor — ADR	1,805,097
7,300	Technitrol, Inc. (L)	191,187
80,500	Texas Instruments, Inc.	2,423,050
5,000	Tokyo Electron, Ltd.	348,975
101,000	Toshiba Corp.	673,276
21,800	TTM Technologies, Inc.(a) (L)	207,972
12,500	Ushio, Inc.	240,873
85,900	Varian Semiconductor Equipment Associates, Inc.(a) (L)	4,585,342
2,600	Yamada Denki Co., Ltd.	241,809

		44,023,542

Energy ( 2.9%)
155,400	AES Corp.(a)	3,344,208
395,500	China Shenhua Energy Co. Ltd.	956,634
18,900,000	Companhia Energetica de Sao Paulo(a)	258,777
205,200	El Paso Corp.	2,969,244
1,900	Energy Conversion Devices, Inc.(a) (L)	66,386
33,700	Entergy Corp.	3,535,804
39,474	Exelon Corp.	2,712,258
7,200	FirstEnergy Corp.	476,928
1,800	Headwaters, Inc.(a) (L)	39,330
4,000	Iberdrola SA	188,418
8,800	NorthWestern Corp. (L)	311,784
17,900	Oklahoma Gas & Electric Co.	694,520
55,100	PG&E Corp.	2,659,677
7,000	PNM Resources, Inc. (L)	226,100
11,000	Scottish & Southern Energy PLC	332,425
5,900	Suncor Energy, Inc.	449,380
3,800	SunPower Corp., Class A(a) (L)	172,900
14,400	Tokyo Electric Power Co.	491,547
44,000	Tokyo Gas Ltd.	244,859
46,200	TXU Corp.	2,961,420
6,700	VeraSun Energy Corp.(a) (L)	133,129
14,230	Westar Energy, Inc. (L)	391,610
38,500	Williams Co., Inc.	1,095,710
156,400	Xcel Energy, Inc. (L)	3,861,516

		28,574,564

Entertainment ( 1.1%)
3,900	Ambassadors Group, Inc. (L)	129,636
6,200	Carnival PLC	297,768
39,900	K2, Inc.(a) (L)	482,391
7,768	Town Sports International Holdings, Inc.(a) (L)	169,343
277,600	Walt Disney Co.	9,557,768

		10,636,906

Financial Services ( 8.0%)
12,110	Advanta, Class B (L)	530,902
6,200	Affiliated Managers Group, Inc.(a) (L)	671,770
1,500	Capital Southwest Corp. (L)	230,505
113,846	CapitalSource, Inc. (L)	2,860,950
281,476	Citigroup, Inc.	14,450,978
111,800	Commerce Assets Holdings	321,878
93,098	Countrywide Credit Industries, Inc.	3,131,817
12,760	Daewoo Securities Co., Ltd.(a)	228,705
76,800	E*TRADE Financial Corp.(a)	1,629,696
71,000	Fannie Mae	3,875,180
88,000	Federal Home Loan Mortgage Corp.	5,235,120
4,400	Federated Investors, Inc.	161,568
5,300	First Marblehead Corp.	237,917
4,700	FirstFed Financial Corp.(a) (L)	267,101
20,500	Fortress Investment Group LLC (L)	587,940
19,700	Franklin Resources, Inc.	2,380,351
45,000	Fubon Financial Holding Co., Ltd. - GDR (b)	405,234
35,660	Goldman Sachs Group, Inc.	7,368,426
6,300	Greenhill & Co., Inc. (L)	386,757
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Financial Services (cont.):
26,300	HBOS PLC	$540,008
2,200	Huron Consulting Group, Inc.(a)	133,848
32,579	ING Groep NV	1,372,437
23,700	Jefferies Group, Inc.	686,115
19,900	Legg Mason, Inc.	1,874,779
81,600	Lehman Brothers Holdings, Inc.	5,717,712
82,800	Merrill Lynch & Co.	6,762,276
21,500	Morgan Stanley Dean Witter & Co.	1,693,340
2,200	Morningstar, Inc.(a) (L)	113,608
26,000	Nasdaq Stock Market Inc.(a)	764,660
5,400	National Financial Partners Corp.	253,314
8,770	ORIX Corp.	2,280,527
52,700	Paychex, Inc.	1,995,749
3,800	Piper Jaffray Cos., Inc.(a) (L)	235,372
47,000	PNC Financial Services Group	3,382,590
31,600	Prudential Financial, Inc.	2,852,216
710	Reliance Capital Ventures Ltd.(a) (b) (c)	11,009
4,980	Shinhan Financial Group Co., Ltd.	286,055
19,600	SWS Group, Inc. (L)	486,276
67,900	TD Ameritrade Holding Corp.(a)	1,010,352
10,560	UBS AG(a)	624,688
2,100	World Acceptance Corp.(a) (L)	83,895

		78,123,621

Food and Beverages ( 3.0%)
5,100	Carrefour SA	371,651
1,500	Coca-Cola Bottling Co. Consolidated (L)	84,945
13,300	Coca-Cola Co.	638,400
4,700	Groupe Danone	765,077
46,900	Hormel Foods Corp.	1,744,211
4,300	Imperial Sugar Co. (L)	144,179
21,200	J.M. Smucker Co.	1,130,384
4,241	Koninklijke Numico NV	217,946
230	Lindt & Spruengli AG	600,770
2,900	Metro AG	204,808
3,396	Nestle SA	1,316,802
20,700	Pepsi Bottling Group, Inc.	660,123
127,500	PepsiCo, Inc.	8,103,900
125,400	Safeway, Inc.	4,594,656
52,300	Supervalu, Inc.	2,043,361
52,300	Sysco Corp.	1,769,309
147,000	Unilever NV — ADR	4,295,340
7,950	Unilever PLC	238,693
17,579	Woolworths Ltd.	386,010

		29,310,565

Forest Products & Paper ( 0.2%)
27,800	Abitibi-Consolidated, Inc.	77,611
32,784	Norske Skogsindustrier Asa	558,766
9,000	Sappi Ltd.	136,599
7,200	Sappi Ltd. — ADR (L)	112,392
13,500	Stora Enso Oyj, R Shares	233,592
15,100	UPM-Kymmene Oyj	383,273

		1,502,233

Healthcare-Services ( 3.7%)
226,000	Bristol-Myers Squibb Co.	6,273,760
4,500	Corvel Corp.(a) (L)	136,125
48,750	Coventry Health Care, Inc.(a)	2,732,438
31,900	Express Scripts, Inc., Class A(a)	2,574,968
11,600	Healthspring, Inc.(a) (L)	273,180
1,600	Kindred Healthcare, Inc.(a)	52,448
4,000	LHC Group, Inc.(a) (L)	129,720
14,700	LifePoint Hospitals, Inc.(a)	561,834
1,100	Lincare Holdings, Inc.(a)	40,315
5,800	Magellan Healthcare-Services, Inc.(a)	243,600
91,100	McKesson Corp.	5,332,994
10,200	Nighthawk Radiology Holdings, Inc.(a) (L)	185,538
40,800	Quest Diagnostics, Inc.	2,034,696
42,000	Stryker Corp.	2,785,440
128,320	UnitedHealth Group, Inc.	6,797,110
46,000	Varian Medical Systems, Inc.(a)	2,193,740
4,000	WellCare Health Plans, Inc.(a) (L)	341,000
33,800	Wellpoint, Inc.(a)	2,741,180

		35,430,086

Insurance ( 7.3%)
70,200	Ace Ltd.	4,005,612
23,131	Aegon NV	459,350
58,500	Aetna, Inc.	2,561,715
47,500	AFLAC, Inc.	2,235,350
4,000	Allianz AG	819,901
53,179	American International Group, Inc.	3,574,692
8,100	Amerisafe, Inc.(a)	152,685
86,700	Aon Corp.	3,291,132
43,190	Arch Capital Group Ltd.(a)	2,945,990
9,500	Aspen Insurance Holdings Ltd.	248,995
78,500	Assurant, Inc. (L)	4,209,955
6,600	Axa	278,825
75,900	Axis Capital Holdings Ltd.	2,569,974
43	Berkshire Hathaway, Inc., Class A(a)	4,686,570
75,500	Chubb Corp.	3,901,085
33,700	CIGNA Corp.	4,807,642
6,200	Commerce Group, Inc. (L)	186,248
2,600	eHealth, Inc.(a) (L)	61,230
4,400	Employers Holdings, Inc.(a)	88,088
86,100	Genworth Financial, Inc., Class A	3,008,334
57,300	Hartford Financial Services Group, Inc.	5,476,734
61,356	Insurance Australia Group Ltd.	290,369
112,000	Marsh & McLennan Cos., Inc.	3,280,480
16,000	Max Re Capital Ltd. (L)	407,680
33,100	Metlife, Inc.	2,090,265
8,200	Millea Holdings, Inc.	302,829
4,500	Navigators Group Inc.(a) (L)	225,765
3,100	NYMAGIC, Inc. (L)	126,635
7,300	OneBeacon Insurance Group Ltd.	182,500
8,200	Platinum Underwriters Holdings Ltd.	263,056
67,000	PXRE Corp.(a)	321,600
16,303	QBE Insurance Group Ltd.	415,264
70,300	Reinsurance Group of America, Inc.	4,057,716
2,700	Safety Insurance Group, Inc. (L)	108,324
11,840	Swiss Re	1,076,805
93,339	Travelers Companies, Inc.	4,832,160
132,500	UnumProvident Corp.	3,051,475
13,300	Yasuda F & M Insurance	165,490

		70,768,520

Internet ( 1.2%)
9,900	Checkfree Corp.(a) (L)	367,191
76,800	CNET Networks, Inc.(a)	668,928
10,500	j2 Global Communications, Inc.(a)	291,060
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Internet (cont.):
18,100	Packeteer, Inc.(a) (L)	$224,802
16,800	Silicon Image, Inc.(a)	137,088
80,300	Softbank Corp.	2,060,893
450,812	Symantec Corp.(a)	7,799,047
1,274	Yahoo Japan Corp.	438,659

		11,987,668

Lodging ( 0.1%)
5,000	Accor SA	476,102
156,000	Shangri-La Asia Ltd.	386,117

		862,219

Machinery and Equipment ( 1.3%)
27,600	American Axle & Manufacturing Holdings, Inc. (L)	754,860
22,950	Graco, Inc. (L)	898,722
11,500	Immucor, Inc.(a) (L)	338,445
7,600	Lennox International, Inc.	271,320
50,700	Manitowoc Co., Inc.	3,220,971
3,800	Regal-Beloit Corp. (L)	176,244
11,200	Schneider SA	1,416,640
2,000	SMC Corp.	267,830
36,200	Terex Corp.(a)	2,597,712
20,200	Whirlpool Corp.	1,715,182
35,100	Zebra Technologies Corp., Class A(a) (L)	1,355,211

		13,013,137

Manufacturing ( 2.6%)
10,250	Applied Industrial Tech, Inc. (L)	251,433
13,100	Assa Abloy AB, Class B	299,756
4,000	Chaparral Steel Co. (L)	232,680
64,400	Danaher Corp.	4,601,380
6,300	FEI Co.(a)	227,178
3,100	Freightcar America, Inc. (L)	149,327
25,500	Graftech International Ltd.(a) (L)	231,540
3,000	Greif Inc., Class A (L)	333,330
31,030	Hankook Tire Co., Ltd.	514,911
54,100	Honeywell International, Inc.	2,491,846
33,400	Illinois Tool Works, Inc.	1,723,440
10,000	Kao Corp.	292,224
7,500	Kellwood Co. (L)	219,975
4,000	Kimball International, Inc., Class B (L)	77,120
7,400	Maidenform Brands, Inc.(a) (L)	170,718
27,000	Mitsubishi Heavy Industries Ltd.	174,267
1,800	NACCO Industries, Inc. (L)	247,338
2,490	OAO TMK — GDR(a)	83,664
72,900	Parker Hannifin Corp.	6,291,999
39,600	Precision Castparts Corp.	4,120,380
10,200	Siemens AG	1,086,239
105,100	Skyworks Solutions, Inc.(a) (L)	604,325
5,200	Sun Hydraulics Corp. (L)	138,996
8,600	Tennant Co. (L)	270,814
4,500	Tokyo Seimitsu Co., Ltd.	152,465
5,800	Tredegar Industries, Inc.	132,182

		25,119,527

Media ( 2.2%)
33,700	Charter Communications, Inc., Class A(a) (L)	94,023
17,900	CKX, Inc.(a) (L)	198,690
28,300	Echostar Communications Corp., Class A(a)	1,229,069
29,800	Entravision Communications Corp.(a) (L)	278,332
35,200	Grupo Televisa SA — ADR	1,048,960
33,000	Liberty Media Holding Corp. - Capital(a)	3,649,470
85,000	McGraw-Hill Companies, Inc.	5,344,800
10,400	Naspers Ltd.	251,839
28,000	Reed International PLC	333,582
214,600	Time Warner, Inc.	4,231,912
15,900	Trinity Mirror PLC	165,885
7,100	Vivendi SA	287,474
4,309	Washington Post Co. (The), Class B (L)	3,289,921
38,800	Yell Group PLC	455,020

		20,858,977

Medical ( 4.0%)
29,300	Affymetrix, Inc.(a) (L)	881,051
9,300	Alcon, Inc.	1,225,926
96,500	Alkermes, Inc.(a) (L)	1,489,960
11,600	AmSurg Corp.(a) (L)	284,084
15,650	Applera Corp.-Celera Genomics Group(a)	222,230
50,600	Baxter International, Inc.	2,665,102
29,400	Beckman Coulter, Inc.	1,878,366
184,900	Boston Scientific Corp.(a)	2,688,446
17,700	C. R. Bard, Inc.	1,407,327
4,000	Conmed Corp.(a) (L)	116,920
35,000	Depomed, Inc.(a) (L)	124,950
14,900	Geron Corp.(a) (L)	104,300
6,600	Hoya Corp.	218,584
44,700	Johnson & Johnson, Inc.	2,693,622
45,000	Kinetic Concepts, Inc.(a) (L)	2,278,800
3,800	Medcath Corp.(a) (L)	103,740
72,500	Medco Health Solutions, Inc.(a)	5,258,425
6,150	Medical Action Industries Inc.(a)	146,985
26,000	Mentor Corp. (L)	1,196,000
23,300	Millipore Corp.(a)	1,688,551
4,800	Mindray Medical International Ltd - ADR (L)	114,288
28,300	Patterson Co., Inc.(a)	1,004,367
30,400	Sanofi-Synthelabo SA	2,634,119
210,400	Schering-Plough Corp.	5,367,304
15,600	Smith & Nephew PLC	197,631
70,600	Vertex Pharmaceuticals, Inc.(a)	1,979,624
12,480	Zeneca Group PLC	669,131

		38,639,833

Metals and Mining ( 2.2%)
5,600	AgloGold Ashanti Ltd.-ADR	249,704
19,900	Alcan, Inc.	1,038,780
45,000	Alcoa, Inc.	1,525,500
79,000	Barrick Gold Corp.	2,255,450
32,400	BHP Billiton PLC	719,901
35,700	Cameco Corp.	1,464,028
1,090	Carpenter Technology Corp.	131,628
13,000	China Steel ADR (a)(b)	286,000
15,100	Cleveland-Cliffs, Inc. (L)	966,551
16,480	Commercial Metals Co.	516,648
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Metals and Mining (cont.):
76,500	Freeport-McMoRan Copper & Gold, Inc., Class B	$5,063,535
1,600	GMK Norilsk Nickel	296,800
40,903	Harmony Gold Mining Co., Ltd.(a)	571,429
13,800	Harmony Gold Mining Co., Ltd. - ADR(a) (L)	191,820
25,700	Repsol YPF SA	863,383
13,700	Rio Tinto PLC	779,679
5,200	Ryerson, Inc. (L)	206,024
38,900	Southern Copper Corp. (L)	2,787,574
13,900	USEC, Inc.(a)	225,875
8,000	Usinas Siderurgicas de Minas Gerais SA	390,337
6,133	Xstrata PLC	314,155

		20,844,801

Oil & Gas ( 7.9%)
41,300	Apache Corp.	2,919,910
31,200	Cal Dive International, Inc.(a)	380,952
22,000	Canadian Natural Resources Ltd.	1,215,970
144,092	ChevronTexaco Corp.	10,657,044
172,438	ConocoPhillips	11,786,137
9,600	Delek US Holdings, Inc. (L)	183,648
5,350	Eni SpA	173,465
194,500	Exxon Mobil Corp.	14,675,025
6,100	FMC Technologies, Inc.(a)	425,536
14,000	Grant Prideco, Inc.(a)	697,760
10,000	Harvest Natural Resources, Inc.(a) (L)	97,400
8,000	Helix Energy Solutions Group, Inc.(a)	298,320
2,700	Idemitsu Kosan Co., Ltd.	314,230
55	Inpex Holdings, Inc.	475,182
2,421	L’Air Liquide	588,083
55,100	Marathon Oil Corp.	5,445,533
8,200	Neste Oil OYJ	281,588
138,200	NiSource, Inc.	3,377,608
6,900	OAO Gazprom — ADR	288,765
116,400	Occidental Petroleum Corp.	5,739,684
5,100	Oil States International, Inc.(a) (L)	163,659
4,000	OMV AG	251,028
23,200	Parker Drilling Co.(a)	217,848
3,500	Patterson-UTI Energy, Inc.	78,540
4,300	Petroleo Brasileiro SA — ADR	427,893
3,000	Petroleum Development Corp.(a) (L)	160,710
2,368	Petroplus Holdings AG(a)	167,826
15,200	Pioneer Drilling Co.(a) (L)	192,888
5,500	Range Resources Corp.	183,700
47,800	Royal Dutch Shell — ADR	3,169,140
54,946	Royal Dutch Shell, A Shares	1,821,027
18,200	Sasol Ltd.	607,839
19,000	SeaDrill Ltd.(a)	311,378
5,100	St. Mary Land & Exploration Co.	187,068
7,400	Swift Energy Co.(a) (L)	309,098
18,500	TETRA Technologies, Inc.(a)	457,135
10,400	Total SA	726,039
8,500	Trico Marine Services, Inc.(a) (L)	316,710
22,000	Tupras-Turkiye Petrol Rafinerileri A.S.	492,419
18,800	UGI Corp.	502,148
5,500	Union Drilling Inc.(a) (L)	78,100
59,800	Valero Energy Corp.	3,856,502
36,000	XTO Energy, Inc.	1,973,160

		76,673,695

Pharmaceuticals ( 4.9%)
116,200	Abbott Laboratories	6,483,960
54,800	Amylin Pharmaceuticals(a) (L)	2,047,328
10,770	Astrazeneca PLC	576,564
8,700	Bare Escentuals, Inc.(a)	312,069
65,000	Barr Pharmaceuticals, Inc.(a)	3,012,750
4,600	Bayer AG	292,601
34,700	Cardinal Health, Inc.	2,531,365
40,640	Cephalon, Inc.(a)	2,893,974
46,700	Cubist Pharmaceuticals, Inc.(a) (L)	1,030,669
16,150	CV Therapeutics, Inc.(a)	127,100
7,600	Dendreon Corp.(a) (L)	98,268
14,900	Eli Lilly & Co.	800,279
43,860	Encysive Pharmaceuticals, Inc.(a) (L)	118,861
100,600	Forest Laboratories, Inc.(a)	5,174,864
27,400	Gilead Sciences, Inc.(a)	2,096,100
16,200	Human Genome Sciences, Inc.(a) (L)	172,044
45,700	Incyte Pharmaceutical, Inc.(a) (L)	301,163
103,200	Medarex, Inc.(a) (L)	1,335,408
5,100	Medicis Pharmaceutical Corp., Class A (L)	157,182
38,300	Merck & Co.. Inc.	1,691,711
176,900	Millennium Pharmaceuticals, Inc.(a)	2,009,584
13,300	Neurogen Corp.(a) (L)	86,450
37,501	Novartis AG (c)	2,035,083
4,100	Novo Nordisk A/S,, Class B	372,867
41,580	NPS Pharmaceuticals, Inc.(a) (L)	140,956
17,500	Perrigo Co. (L)	309,050
269,615	Pfizer, Inc.	6,810,475
2,500	Pharmaceutical Product Development, Inc.	84,225
4,100	Pharmanet Development Group Inc.(a)	106,600
26,660	Regeneron Pharmaceuticals, Inc.(a) (L)	576,389
25,700	Rigel Pharmaceuticals, Inc.(a) (L)	279,102
6,382	Roche Holding AG	1,124,236
12,300	Takeda Pharmaceutical Co,. Ltd	805,345
19,900	Teva Pharmaceutical Industries Ltd.	744,857
6,314	UCB SA	366,162
17,080	Zymogenetics, Inc.(a) (L)	265,765

		47,371,406

Real Estate ( 0.6%)
4,500	Agree Realty Corp. (L)	153,630
171,000	Amoy Properties Ltd.	478,173
17,860	Anthracite Capital, Inc. (L)	214,320
25,000	Ashford Hospitality Trust	298,500
10,800	Deerfield Triarc Capital Corp. (L)	161,892
51,000	Hang Lung Group, Ltd.	180,469
14,600	Hersha Hospitality Trust	171,988
24,600	Impac Mortgage Holdings, Inc. (L)	123,000
6,650	IndyMac Mortgage Holdings, Inc. (L)	213,132
13,900	Jer Investors Trust, Inc.	264,378
26,800	KKR Financial Corp. (L)	735,124
19,200	Maguire Properties, Inc.	682,752
5,000	Medical Properties Trust, Inc. (L)	73,450
35,900	Meruelo Maddux Properties, Inc.(a)	314,125
25,000	Mitsubishi Estate Co.	819,499
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS (cont.):
Real Estate (cont.):
185	NTT Urban Development Corp.	$432,492
9,100	Resource Capital Corp. (L)	146,874
1,800	Ryland Group, Inc. (L)	75,942
10,000	Sumitomo Realty & Development Co., Ltd.	378,621
21,000	Sun Hung Kai Properties	242,955

		6,161,316

Restaurants ( 0.6%)
3,700	CBRLGroup, Inc.	171,310
53,100	Cheesecake Factory, Inc.(a) (L)	1,415,115
39,600	Darden Restaurants, Inc.	1,631,124
2,400	P.F. Chang’s China Bistro, Inc.(a) (L)	100,512
2,700	Panera Bread Co., Class A(a) (L)	159,462
38,900	YUM! Brands, Inc.	2,246,864

		5,724,387

Retail ( 4.0%)
5,500	Aeropostale, Inc.(a) (L)	221,265
2,100	AnnTaylor Stores Corp.(a)	81,438
48,300	Bed Bath & Beyond, Inc.(a)	1,940,211
6,100	Bon-Ton Stores, Inc. (L)	343,064
6,000	Books-A-Million, Inc. (L)	85,440
5,400	Brown Shoe Co., Inc.	226,800
8,105	Cato Corp. (L)	189,576
4,900	Cawachi Ltd.	132,399
49,000	Chico’s FAS, Inc.(a) (L)	1,197,070
23,100	Circuit City Stores, Inc.	428,043
400	Columbia Sportswear Co. (L)	24,924
27,300	Compagnie Financiere Richemont AG	1,519,898
9,500	Dick’s Sporting Goods, Inc.(a)	553,470
54,900	Dillard’s, Inc., Class A, (L)	1,796,877
74,000	Dollar Tree Stores, Inc.(a)	2,829,760
9,700	DSW, Inc.(a) (L)	409,437
16,000	Esprit Holdings Ltd.	187,668
179,100	Gap, Inc.	3,082,311
372,000	GOME Electrical Appliances Holdings, Ltd.	413,714
3,000	Ingles Markets, Inc., Class A (L)	122,520
15,400	J Crew Group, Inc.(a) (L)	618,618
34,100	Jusco Ltd.	678,765
61,200	Kingfisher PLC	333,952
69,700	Kohl’s Corp.(a)	5,339,717
20,500	Massmart Holdings Ltd.	238,589
31,700	Officemax Inc. (L)	1,671,858
90,800	Quiksilver, Inc.(a) (L)	1,053,280
7,700	Select Comfort Corp.(a) (L)	137,060
5,000	Shimamura Co., Ltd.	548,873
4,300	Shoe Carnival, Inc.(a) (L)	143,190
5,800	Shoppers Drug Mart Corp.	257,213
7,000	Submarino SA(a)	237,555
33,000	Tesco PLC	287,501
51,300	TJX Cos., Inc.	1,383,048
10,400	Urban Outfitters, Inc(a)	275,704
124,900	Wal-Mart Stores, Inc.	5,864,055
43,000	Walgreen Co.	1,973,270
194,412	Walmart De Mexico SA	832,211
14,000	Weis Markets, Inc. (L)	625,800
32,200	Wet Seal, Inc., Class A(a) (L)	210,910
4,000	Whole Foods Market, Inc.	179,400
2,300	Williams-Sonoma, Inc.	81,558
91,410	Woolworths Holdings Ltd.	276,217

		39,034,229

Technology ( 1.5%)
31,300	Aquantive, Inc.(a) (L)	873,583
70,000	Brooks Automation, Inc.(a) (L)	1,200,500
6,600	Canon, Inc.	353,871
5,100	CommScope, Inc.(a) (L)	218,790
13,800	Cymer, Inc.(a)	573,390
46,900	Eresearch Technology, Inc.(a) (L)	368,634
151,990	Intel Corp.	2,907,569
46,200	Linear Technology Corp.	1,459,458
3,200	Park Electrochemical Corp. (L)	86,784
7,500	Philippine Long Distance Telephone Co. — ADR (L)	396,000
161,800	RF Micro Devices, Inc.(a) (L)	1,008,014
69,700	United Technologies Corp.	4,530,500
6,900	Western Digital Corp.(a)	115,989

		14,093,082

Telecommunications ( 4.8%)
36,900	America Movil, Series L — ADR	1,763,451
28,500	Arris Group, Inc.(a) (L)	401,280
362,647	AT&T, Inc.	14,299,171
25,200	Avaya, Inc.(a)	297,612
59,900	CenturyTel, Inc.	2,706,881
31,100	Clearwire Corp., Class A(a) (L)	636,617
7,800	Cognet Communications Group, Inc.(a)	184,314
25,700	Consolidated Communications Holdings, Inc.	511,173
134,200	Corning, Inc.(a)	3,051,708
9,100	Egyptian Co.	251,747
18,900	Embarq Corp.	1,065,015
4,800	Harmonic, Inc.(a)	47,136
68,000	Koninklijke (Royal) KPN NV	1,055,330
12,100	KT Corp. — ADR (L)	270,919
11,000	Magyar Telekom Nyrt.	55,450
113,900	Maxis Communications Berhad	392,190
3,700	Mobile TeleSystems — ADR (L)	207,052
164,300	Motorola, Inc.	2,903,181
16,300	MTN Group Ltd.	221,532
156	NTT DoCoMo, Inc.	288,057
6,700	Orascom Telecom Holding SAE — GDR	455,600
35,800	Polycom, Inc.(a)	1,193,214
672,000	PT Telekomunikasi Indonesia	725,790
45,900	Qualcomm, Inc.	1,958,094
296,200	Qwest Communications International, Inc.(a)	2,662,838
12,400	SBA Communications Corp.(a)	366,420
17,000	SES Global	321,305
216,575	Singapore Telecommunications Ltd. (b)	467,931
134,100	Sprint Corp.	2,542,536
1,773	Swisscom AG	638,091
17,303	Telefonica De Espana	380,002
19,500	Telefonos De Mexico SA De Cv ADR (L)	651,300
11,400	Telekom Austria AG	283,896
22,300	Telenor ASA	394,697
18,000	Telenorte Leste Particip ADR	249,120
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
COMMON STOCKS (cont.):
Telecommunications (cont.):
26,000	TeliaSonera AB	$223,333
75,000	Telstra Corp., Ltd.	282,255
14,200	Verizon Communications, Inc.	538,464
2,500	Vimpel-Communications — ADR(a) (L)	237,100
565,585	Vodafone Group PLC	1,502,916

		46,684,718

Transportation ( 1.6%)
9,100	Alaska Air Group, Inc.(a) (L)	346,710
15,800	Deutsche Post AG	476,118
42,800	Expeditors International of Washington, Inc.	1,768,496
20,400	Fedex Corp.	2,191,572
42,000	Hankyu Holdings, Inc.	253,651
11,500	Horizon Lines, Inc., Class A(L)	377,430
39,500	Hub Group, Inc., Class A(a) (L)	1,145,105
3,100	Landstar System, Inc.	142,104
29,500	Rent-A-Center, Inc.(a) (L)	825,410
40,250	Ryder System, Inc.	1,985,935
11,100	Skywest, Inc. (L)	297,813
269,800	Southwest Airlines Co.	3,966,060
41,000	Tokyu Corp.	318,804
18,072	Toll Holdings Ltd.	299,195
9,480	Veolia Environnement	702,316
15,900	Werner Enterprises, Inc. (L)	288,903
35,000	Yamato Transport	563,273

		15,948,895

Waste Management ( 0.9%)
3,700	Waste Industries USA, Inc.	101,639
243,600	Waste Management, Inc.	8,382,276

		8,483,915

Total Common Stocks		956,289,743

CASH EQUIVALENT (1.5%)
$14,932,946	JP Morgan Cash Trade Execution	14,932,946

COLLATERAL FOR SECURITIES ON LOAN (11.0%)
2,758,151	Bear Stearns ABS, 5.37%, 4/25/07(d)	2,758,151
5,998,772	CC USA, Inc. MTN, 5.38%, 4/2/07(d)	5,998,772
6,000,000	Citigroup Global Markets, Inc., 5.51%, 4/2/07(d)	6,000,000
5,000,000	Citigroup, Inc. MTN, 5.41%, 4/2/07(d)	5,000,000
5,000,000	Dexia Credit Local du France Time Deposit, 5.34%, 4/2/07(d)	5,000,000
5,000,000	Dorada Finance, Inc. MTN, 5.37%, 4/2/07(d)	5,000,000
9,241,474	Morgan Stanley Repurchase Agreement, 5.37%, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $9,245,702, collateralized by various corporate bonds, fair value $9,429,144)	9,241,474
250,000	Goldman Sachs & Co. Repurchase Agreement, 5.49%, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $250,114 collateralized by various corporate bonds, fair value $262,500)	250,000
3,601,808	Goldman Sachs Asset Allocation ABS, 5.41%, 4/25/07(d)	3,601,808
5,000,000	Goldman Sachs Group, Inc. MTN, 5.55%, 4/2/07(d)	5,000,000
4,998,434	K2 (USA) LLC MTN, 5.38%, 4/2/07(d)	4,998,434
972,969	Lehman Brothers Mortgage Loan Term ABS, 5.36%, 4/25/07(d)	972,969
1,500,000	Lehman Brothers, Inc.Repurchase Agreement, 5.59%, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $1,500,699 collateralized by various corporate bonds, fair value $1,575,000)	1,500,000
12,000,000	Lehman Holdings MTN, 5.56%, 4/2/07(d)	12,000,000
3,999,901	Liberty Lighthouse US Capital MTN, 5.33%, 4/2/07(d)	3,999,901
10,002,709	Merrill Lynch and Company MTN, 5.51%, 4/2/07(d)	10,002,709
5,000,000	Monumental Global Funding II MTN, 5.60%, 4/2/07(d)	5,000,000
4,000,000	Morgan Stanley Master Note, 5.62%, 4/2/07(d)	4,000,000
2,000,000	Natexis Banques Populaires New York Yankee CD, 5.34%, 4/2/07(d)	2,000,000
3,000,000	Santander US Debt SA Uni MTN, 5.41%, 6/5/07(d)	3,000,000
5,000,000	United of Omaha Life Insurance Funding Agreement, 5.40%, 4/2/07(d)	5,000,000
4,999,397	Wachovia Bank NA Bank Note, 5.370%, 4/2/07(d)	4,999,397
1,500,000	Wachovia Bank NA Bank Note, 5.578%, 4/2/07(d)	1,500,000

Total Collateral For Securities On Loan		106,823,615

TOTAL INVESTMENTS(e)
(Cost $906,807,749)		$1,078,046,304

Percentages indicated are based on net assets of $972,225,277.

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale, normally to qualified institutional buyers. As of March 31, 2007, all such securities in total represented 0.2% of net assets.

(c)	Security was valued in good faith under procedures established by the Board of Trustees.

(d)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments (continued)
NEW COVENANT GROWTH FUND
March 31, 2007
(Unaudited)

(e)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $9,559,022, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$174,671,286
Unrealized depreciation	(12,991,753)
Net unrealized appreciation (depreciation)	$161,679,533

(L)	A portion or all of the security is on loan.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Liability Co.
See Accompanying Notes to Schedules of Portfolio Investments

portfolio of investments
NEW COVENANT INCOME FUND
March 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)
ASSET BACKED SECURITIES (1.1%)(a)
$575,000	Lehman XS Trust, 5.110%, 7/25/35	$541,831
565,000	Lehman XS Trust, 5.760%, 11/25/35	547,247
4,860,000	Master Asset Backed Securities Trust, 5.23%, 11/25/35	4,829,270

Total Asset Backed Securities		5,918,348

CORPORATE BONDS (14.8%)
2,000,000	Abbott Laboratories, 5.88%, 5/15/16	2,072,636
2,165,000	Alcan, Inc., 6.13%, 12/15/33	2,112,003
850,000	Allergan, Inc., 5.75%, 4/1/16	869,448
2,500,000	American International Group, 4.70%, 10/1/10	2,469,457
3,100,000	Bank Of America Commercial Mortgage, 5.30%, 3/15/17	3,054,762
2,000,000	BRE Properties, Inc., 5.50%, 3/15/17	1,984,484
3,800,000	Burlington Northern Santa Fe, 6.75%, 7/15/11	4,005,926
2,800,000	Carolina Power & Light, 6.50%, 7/15/12	2,973,348
1,500,000	Caterpillar Financial Services Corp., 3.70%, 8/15/08	1,469,827
10,000,000	Coca-Cola Enterprises, 0.00%, 6/20/20	4,713,590
1,000,000	Federated Retail Holdings, 5.90%, 12/1/16	998,085
1,824,959	FedEx Corp., 6.72%, 1/15/22	1,966,201
1,950,000	Firstar Bank, 7.13%, 12/1/09	2,051,057
4,910,000	General Electric Capital Corp., 6.13%, 2/22/11	5,092,873
3,350,000	General Mills, Inc., 6.00%, 2/15/12	3,468,711
1,000,000	Goldman Sachs Group Inc., 5.30%, 2/14/12	1,001,351
2,000,000	Home Depot Inc, 5.88%, 12/16/36	1,913,360
600,000	Household Finance Corp., 4.750%, 5/15/09	595,134
1,500,000	Household Finance Corp., 4.125%, 11/16/09 (b)	1,465,295
1,070,000	International Paper Co., 6.50%, 11/15/07	1,074,149
1,750,000	Kinder Morgan Energy Partners, 7.40%, 3/15/31	1,911,633
2,100,000	May Department Stores Co., 7.45%, 9/15/11	2,248,006
4,000,000	Merrill Lynch & Co., 4.13%, 9/10/09 (b)	3,924,836
4,250,000	Metlife, Inc., 5.00%, 6/15/15 (b)	4,132,989
850,000	Morgan Stanley, 5.63%, 1/9/12	862,060
1,250,000	National City Corp., 4.500%, 3/15/10	1,225,829
1,185,000	National City Corp., 6.875%, 5/15/19	1,319,268
3,785,000	PNC Funding Corp., 6.13%, 2/15/09	3,849,867
3,925,000	Sprint Capital Corp., 6.88%, 11/15/28	3,919,780
1,300,000	Sprint Nextel Corp, 6.00%, 12/1/16	1,281,651
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,966,226
775,000	Time Warner, Inc., 6.88%, 5/1/12	826,738
2,400,000	Time Warner, Inc., 7.63%, 4/15/31	2,705,047
2,725,000	Vodafone Group PLC, 5.63%, 2/27/17	2,706,481
3,000,000	Washington Mutual, Inc., 4.20%, 1/15/10 (b)	2,928,717

Total Corporate Bonds		81,160,825

MORTGAGE BACKED SECURITIES (72.2%)
3,490,000	American Home Mortgage Investment Trust, 5.41%, 9/25/35	3,363,066
3,825,000	Banc of America Commercial Mortgage, Inc., 4.877%, 7/10/42	3,732,817
4,310,000	Banc of America Commercial Mortgage, Inc., 5.305%, 6/10/39 (a)	4,360,354
4,250,000	Banc Of America Commercial Mortgage, Inc. 2006-3, 5.89%, 7/10/44	4,408,638
1,123,946	Banc of America Funding Corp., 5.17%, 7/20/36 (a)	1,121,731
3,585,000	Bank Of America Commercial Mortgage, 5.45%, 1/15/49	3,598,629
6,325,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.62%, 10/15/48	6,429,175
396,724	Commercial Mortgage Pass-Through Certificate, 2.964%, 3/10/39 (a)	389,164
7,625,000	Commercial Mortgage Pass-Through Certificate, 5.306%, 12/10/46	7,578,019
890,000	CS First Boston Mortage Securities Corp., 3.94%, 5/15/38	832,603
720,000	CS First Boston Mortgage Capital Certificates, 5.746%, 3/25/37	718,200
3,980,000	CS First Boston Mortgage Capital Certificates, 5.467%, 9/15/39	4,004,863
5,786,000	CS First Boston Mortgage Securities Corp., 2.848%, 5/15/38	5,645,761
1,540,000	CS First Boston Mortgage Securities Corp., 5.014%, 2/15/38	1,511,042
4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, 5.25%, 6/25/35	4,542,596
	Fannie Mae
2,339,282	6.144%, 10/1/11	2,428,300
1,534,221	7.010%, 11/1/08	1,560,319
7,780,204	6.200%, 1/1/11	8,039,004
2,781,855	6.230%, 1/1/08	2,778,073
1,296,569	6.305%, 5/1/11	1,347,159
1,955,927	4.955%, 11/1/08	1,941,700
3,799,738	5.900%, 7/25/42	3,830,614
2,571,526	6.480%, 1/1/11	2,676,676
960,000	4.500%, 7/25/33	937,951
2,305,000	6.280%, 8/1/11	2,401,631
588,265	7.000%, 6/1/32	613,201
1,114,201	4.500%, 9/25/25	1,100,661
5,738,000	5.000%, 10/25/30	5,628,207
906,129	5.000%, 5/25/32	892,446
4,534,106	5.500%, 12/25/34	4,565,445
22,233	7.500%, 8/1/29	23,324
1,040,425	4.920%, 4/1/11	1,032,887
See Accompanying Notes to Schedules of Portfolio Investments
1

portfolio of investments (continued)
NEW COVENANT INCOME FUND
March 31, 2007
(Unaudited)

		Value
Principal Amount		(Note 2)
MORTGAGE BACKED SECURITIES (cont.):
2,974,926	7.259%, 12/1/10	$3,164,250
3,651,741	5.528%, 3/1/36	3,672,711
3,578,692	5.000%, 1/1/21	3,539,807
3,962,142	5.360%, 9/1/35	3,929,810
634,169	5.500%, 10/1/35	628,382
3,806,808	4.999%, 8/1/35	3,750,828
927,120	6.090%, 5/1/11	954,725
910,913	4.880%, 1/1/13	904,912
935,020	5.502%, 3/1/36	942,285
4,304,313	5.699%, 5/1/36	4,343,482
1,214,828	5.770%, 6/1/13	1,252,920
7,330,283	5.935%, 11/1/36	7,397,032
5,819,073	3.950%, 7/1/13	5,490,734
500,529	7.500%, 12/1/30	525,040
1,132,904	6.500%, 8/1/17	1,160,944
2,947,428	6.000%, 12/25/16	3,000,548
5,520,000	5.500%, 4/1/20(c)	5,533,800
2,426,160	5.500%, 8/1/35	2,404,018
4,244,476	5.479%, 1/1/36	4,256,198
3,242,932	5.880%, 7/1/36	3,268,894
1,186,838	5.460%, 1/1/36	1,193,683
894,982	6.130%, 10/1/08	899,373
3,474,244	6.360%, 8/1/08	3,496,778
4,640,064	6.100%, 4/1/11	4,800,624
3,728,168	7.410%, 4/1/10	3,925,325
1,173,877	5.871%, 8/1/16	1,213,789
4,050,301	6.277%, 8/1/16	4,293,319
2,512,061	5.923%, 11/1/11	2,589,266
15,730,000	6.000%, 4/1/37(c)	15,847,975
22,065,000	5.000%, 4/1/22(c)	21,761,606
1,235,000	5.000%, 4/1/37(c)	1,193,319
5,600,748	Fannie Mae 2004-60 PA, 5.50%, 4/25/34	5,619,870
	Freddie Mac
8,175,000	5.500%, 3/1/37(c)	8,091,239
5,270,000	5.000%, 8/15/31	5,140,573
608,636	6.500%, 9/1/19	622,731
1,285,000	6.900%, 12/1/10	1,355,675
3,875,153	5.000%, 12/1/20	3,824,520
5,485,232	6.978%, 10/1/10	5,786,920
3,809,133	5.000%, 4/1/21	3,759,362
1,490,000	4.500%, 8/15/13	1,479,219
1,240,000	5.500%, 4/15/30	1,244,299
1,210,000	5.500%, 8/15/30	1,213,597
4,165,000	5.000%, 7/15/30	4,100,413
4,150,000	5.000%, 6/15/33	3,986,086
1,040,000	5.000%, 10/15/33	1,000,690
3,395,000	5.000%, 3/15/34	3,263,307
4,095,479	5.000%, 5/15/31	4,056,710
950,000	5.000%, 9/15/34	912,135
2,937,383	5.000%, 6/15/31	2,910,399
3,105,000	4.500%, 7/15/16	3,063,972
4,150,000	5.000%, 2/15/20	4,135,929
6,042,522	5.477%, 5/1/36	6,077,839
1,040,077	5.344%, 4/1/36	1,041,452
1,230,000	5.000%, 3/15/32	1,198,452
1,632,989	4.056%, 8/15/13	1,615,039
4,165,000	5.000%, 10/15/32	4,072,249
2,937,130	6.000%, 5/15/17	2,994,243
7,060,000	Freddie Mac 3068 AK, 4.50%, 3/15/27	6,765,210
1,370,000	General Electric Capital Commercial Mortgage Corp., 4.66%, 11/10/38	1,321,260
1,230,000	GMAC Commercial Mortgage Securities, Inc., 5.37%, 8/10/38	1,230,754
1,468,102	Goldman Sachs Mortgage Securities Corp., 2.90%, 1/10/40	1,453,640
4,523,480	Indymac Index Mortgage Loan Trust, 5.85%, 6/25/36 (a)	4,561,737
6,825,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, 5/15/49	6,831,825
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.875% 4/15/45 (a)	1,250,761
990,274	JP Morgan Chase Commercial Mortgage Securities Corp., 2.802%, 6/12/41	968,721
1,155,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.465%, 1/12/39	1,097,130
5,555,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.833%, 3/12/39	5,435,498
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corp.,5.377%, 6/12/41 (a)	4,061,559
4,364,000	LB-UBS Commercial Mortgage Trust, 4.786%, 10/15/29	4,239,406
3,885,000	LB-UBS Commercial Mortgage Trust, 5.000%, 9/15/35	3,829,475
2,460,000	Lehman XS Trust 2006-5 2a4a, 5.89%, 4/25/36	2,481,337
1,764,030	Mastr Reperforming Loan Trust 2006-2 1a1, 5.91%, 5/25/36 (a)	1,773,953
1,185,000	Merrill Lynch/Countrywide Commercial Mtge Trust, 5.17%, 12/12/49	1,165,872
1,675,000	Morgan Stanley Capital I, 5.43%, 6/15/38 (a)	1,694,094
3,050,000	Morgan Stanley Mortgage Loan Trust, 5.96%, 6/25/36 (a)	3,049,959
560,000	Nomura Asset Acceptance Corp., 6.408%, 5/25/36	568,344
2,625,000	Nomura Asset Acceptance Corp., 6.431%, 8/25/36	2,661,118
1,008,058	Residential Funding Mortgage Securities I, 5.87%, 8/25/36 (a)	1,019,901
1,120,000	Wachovia Bank Commercial Mortgage Trust, 5.234%, 7/15/41	1,123,868
1,308,841	Wachovia Bank Commercial Mortgage Trust, 3.003%, 4/15/35	1,286,308
4,995,000	Wachovia Bank Commercial Mortgage Trust, 5.215%, 1/15/41	4,973,438
4,391,239	Wachovia Mortgage Loan Trust, Llc, 5.24%, 5/20/36	4,383,081
5,003,128	WAMU 2005-Ar3 A1, 4.64%, 3/25/35	4,926,724
See Accompanying Notes to Schedules of Portfolio Investments
2

portfolio of investments (continued)
NEW COVENANT INCOME FUND
March 31, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
MORTGAGE BACKED SECURITIES (cont.):
5,990,912	WAMU 2007-Hy3 4a1, 5.36%, 2/20/12	$5,975,191
4,130,000	Washington Mutual, Inc., 4.678%, 5/25/35	4,069,785
1,125,000	Washington Mutual, Inc., 3.985%, 10/25/33 (a)	1,104,170
5,320,000	Wells Fargo Mortgage Backed Securities Trust, 5.606%, 5/25/36 (a)	5,358,582
6,827,486	Wells Fargo Mortgage Backed Securities Trust, 5.602%, 7/25/36 (a)	6,842,277

Total Mortgage Backed Securities		395,442,531

U.S. TREASURY OBLIGATIONS (7.8%)(b)
U.S. Treasury Bonds
10,120,000	7.250%, 8/15/22	12,660,282
12,785,000	6.000%, 2/15/26	14,454,043
U.S. Treasury Notes
4,435,000	3.375%, 11/15/08	4,344,570
6,435,000	3.000%, 2/15/09	6,248,739
5,020,000	4.875%, 8/15/16	5,101,184

Total U.S. Treasury Obligations		42,808,818

CLOSED END INVESTMENT COMPANIES (1.5%)
358,900	MFS Government Markets Income Trust	2,401,041
223,100	MFS Intermediate Income Trust (b)	1,392,144
148,700	Putnam Master Intermediate Income Trust (b)	975,472
279,900	Putnam Premier Income Trust (b)	1,844,541
73,600	Western Asset/Claymore US Treasury	874,368
72,500	Western Asset/Claymore US Treasury Inflation Protected Securities Fund (b)	843,900

Total Closed End Investment Companies		8,331,466

CASH EQUIVALENT (11.1%)(d)
$60,849,285	JP Morgan Cash Trade Execution	60,849,285

COLLATERAL FOR SECURITIES ON LOAN (7.5%)
4,998,977	CC USA, Inc. MTN, 5.38%, 04/02/2007(a)	4,998,977
3,000,000	CIC New York Yankee CD, 5.34%, 04/02/2007(a)	3,000,000
1,000,000	Citigroup, Inc. MTN, 5.41%, 04/02/2007(a)	1,000,000
803,351	CWL 2006-14 2A1 ABS, 5.37%, 04/25/2007(a)	803,351
1,500,000	Goldman Sachs & Co. Repurchase Agreement, 5.49%, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $1,500,686, collateralized by various corporate bonds, fair value $1,575,000)	1,500,000
2,000,000	Lehman Holdings MTN, 5.56%, 04/02/2007(a)	2,000,000
2,000,000	Monumental Global Funding II MTN, 5.60%, 04/02/2007(a)	2,000,000
2,000,000	Morgan Stanley Master Note, 5.62%, 04/02/2007(a)	2,000,000
3,677,851	Morgan Stanley Repurchase Agreement, 5.37, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $3,679,497, collateralized by various corporate bonds, fair value $3,752,539)(a)	3,677,851
6,000,000	Natexis Banques Populaires New York Yankee CD, 5.34%, 04/02/2007(a)	6,000,000
6,000,000	Norinchukin Bank Yankee CD, 5.34%, 04/18/2007	6,000,000
2,000,000	Santander US Debt SA Uni MTN, 5.41%, 06/05/2007(a)	2,000,000
1,000,000	Wachovia Bank NA Bank Note, 5.58%, 04/02/2007(a)	1,000,000
5,000,000	Washington Mutual Capital Corp. Repurchase Agreement, 5.50%, 04/02/07 (Purchased on 03/30/07, proceeds at maturity $5002,292, collateralized by various corporate bonds, fair value $5,250,000)	5,000,000

Total Collateral For Securities On Loan		40,980,179

TOTAL INVESTMENTS (e) (Cost $632,741,487)		$635,491,452

Percentages indicated are based on net assets of $547,414,426.

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.

(b)	A portion or all of the security was held on loan.

(c)	Security pruchased on a “when-issued” basis.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $497,423, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,824,938
Unrealized depreciation	(2,572,396)
Net unrealized appreciation (depreciation)	$2,252,542

MTN	Medium Term Note

PLC	Public Liability Co.
See Accompanying Notes to Schedules of Portfolio Investments
3

portfolio of investments
NEW COVENANT BALANCED GROWTH FUND
March 31, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
INVESTMENT COMPANIES (98.3%)(a)
5,741,279	New Covenant Growth Fund	$210,360,463
5,128,804	New Covenant Income Fund	127,912,373

Total Investment Companies		338,272,836

CASH EQUIVALENT (1.5%)
$5,101,184	JP Morgan Cash Trade Execution	5,101,184

TOTAL INVESTMENTS (b) (Cost $288,137,039)		$343,374,020

Percentages indicated are based on net assets of $344,017,210.

(a)	Investment in affiliate in accordance with Section 12(d)(1)(g) of the Investment Company Act of 1940, as amended.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $14,305,121, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$41,156,365
Unrealized depreciation	(224,505)
Net unrealized appreciation (depreciation)	$40,931,860

See Accompanying Notes to Schedules of Portfolio Investments
1

portfolio of investments
NEW COVENANT BALANCED INCOME FUND
March 31, 2007
(Unaudited)

Shares or		Value
Principal Amount		(Note 2)
INVESTMENT COMPANIES (98.7%)(a)
1,220,009	New Covenant Growth Fund	$44,701,145
2,985,112	New Covenant Income Fund	74,448,687

Total Investment Companies		119,149,832

CASH EQUIVALENT (1.5%)
$1,811,627	JP Morgan Cash Trade Execution	1,811,627

TOTAL INVESTMENTS (b) (Cost $106,063,367)		$120,961,459

Percentages indicated are based on net assets of $120,699,845.

(a)	Investment in affiliate in accordance with Section 12(d)(1)(g) of the Investment Company Act of 1940, as amended.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of $2,509,300, attributable primarily to tax deferral of losses on wash sales. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,565,932
Unrealized depreciation	(177,140)
Net unrealized appreciation (depreciation)	$12,388,792

See Accompanying Notes to Schedules of Portfolio Investments
1

Notes to Schedule of Investments
NEW COVENANT FUNDS
March 31, 2007
(Unaudited)
1. Organization
New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”).
2. Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.
Portfolio Valuation: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.
Securities Transactions and Investment Income: Security transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options: The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at March 31, 2007.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.
Forward Foreign Currency Contracts: The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished. There were no contracts outstanding at March 31, 2007.
Loans of Portfolio Securities: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement.
At March 31, 2007, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.
The value of the loaned securities and related collateral at March 31, 2007, was as follows:

	Value of	Value of	Value of
	Securities Loaned	Cash Collateral	Non-Cash Collateral
Growth Fund	$78,922,306	$80,163,048	—
Income Fund	$47,973,469	$40,980,179	$8,054,508
Repurchase Agreements: The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.
Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions: The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will maintain cash and U.S. government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.
The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.
When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.
As of March 31, 2007, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

Fund	Amount
Income Fund	$52,427,939
3. Risk Factors
The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.
The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) New Covenant Funds

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer
Date 05/25/2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech Robert E. Leech, President
Date 05/25/2007

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer
Date 05/25/2007